CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income	$ 1,406	$ 1,366	$ 387
Other comprehensive income (loss):
Change in foreign currency translation adjustments	(29)	10	16
Available-for-sale investments:
Change in net unrealized gains (losses)	19	8	(29)
Reclassification adjustment for net (gains) loss included in net loss	(1)	6	(2)
Other comprehensive income (loss)	(11)	24	(15)
Comprehensive income	$ 1,395	$ 1,390	$ 372